Apr. 22, 2016
John Hancock Funds II

Retirement Choices at 2015 Portfolio (the "fund")

Supplement dated April 22, 2016 to the current Prospectus and Statement of Additional Information

The following information supplements and supersedes any information to the contrary relating to the fund, contained in the current Prospectus and Statement of Additional Information.

Effective as of the close of business on April 22, 2016, the fund is changing its name to Retirement Choices Income Portfolio. All references to Retirement Choices at 2015 Portfolio in the Prospectus and Statement of Additional Information will be changed on April 22, 2016 to reflect the fund's new name.

In addition, effective as of the close of business on April 22, 2016, the Prospectus is amended as follows:

The fund's investment objective in the "Fund summary" section is amended and restated as follows:

To seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

The disclosure under the heading "Principal investment strategies" in the "Fund summary" section is amended and restated as follows:

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the Fund is expected to maintain an allocation of about 8% of its assets in underlying funds that invest primarily in equity securities.

The fund typically will have greater exposure to underlying funds that invest primarily in fixed-income securities than will other John Hancock Retirement Choices Portfolios, which are designed for investors who plan to retire around a specific target date.

The fund's allocations to equity and fixed-income are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside this target allocation to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money. Unlike other John Hancock Retirement Choices Portfolios, the fund is not designed to decrease its equity holdings over time. The fund is designed for an investor in or near retirement, and it is anticipated that investors will make gradual withdrawals from the fund.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.